FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value of contingent consideration	$ 699	$ 3,866	$ 6,332
Minimum contingent consideration discount rate	9.86%
Maximum contingent consideration discount rate	10.04%